Pacer Trendpilot® US Mid Cap ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 93.5%	Shares	Value
Communication Services - 1.6%
EchoStar Corp. - Class A (a)(b)	15,724	$1,780,271
New York Times Co. - Class A	18,873	1,383,580
Nexstar Media Group, Inc. (b)	3,334	708,075
Pinterest, Inc. - Class A (a)	69,179	1,530,931
Warner Music Group Corp. - Class A (b)	17,046	511,039
ZoomInfo Technologies, Inc. (a)	32,028	257,825
		6,171,721

Consumer Discretionary - 11.2%
Abercrombie & Fitch Co. - Class A (a)	5,502	537,160
Aramark	30,706	1,181,874
Autoliv, Inc. (b)	8,166	990,046
AutoNation, Inc. (a)	3,138	643,227
Bath & Body Works, Inc.	24,080	524,944
BorgWarner, Inc.	24,689	1,170,506
Boyd Gaming Corp.	6,760	571,490
Brunswick Corp.	7,602	609,832
Burlington Stores, Inc. (a)	7,284	2,155,044
Capri Holdings Ltd. (a)	13,921	314,197
Cava Group, Inc. (a)	11,654	706,465
Chewy, Inc. - Class A (a)	26,288	765,244
Choice Hotels International, Inc. (b)	2,418	248,570
Churchill Downs, Inc.	7,738	761,110
Columbia Sportswear Co.	2,960	163,629
Crocs, Inc. (a)	5,959	500,079
Dick's Sporting Goods, Inc. (b)	7,625	1,540,250
Duolingo, Inc. (a)	4,677	626,999
Five Below, Inc. (a)	6,449	1,235,886
Floor & Decor Holdings, Inc. (a)(b)	12,587	830,239
GameStop Corp. (a)(b)	48,128	1,149,297
Gap, Inc.	26,440	739,791
Gentex Corp. (b)	25,578	588,550
Goodyear Tire & Rubber Co. (a)	33,431	314,586
Graham Holdings Co. - Class B	404	471,319
Grand Canyon Education, Inc. (a)	3,230	561,503
H&R Block, Inc.	14,504	572,183
Harley-Davidson, Inc.	13,800	273,240
Hilton Grand Vacations, Inc. (a)	7,002	315,860
Hyatt Hotels Corp. - Class A (b)	4,888	764,337
KB Home	7,433	427,695
Lear Corp.	5,954	697,154
Lithia Motors, Inc. (b)	2,794	903,691
Macy's, Inc.	31,356	627,747
Mattel, Inc. (a)	35,653	744,791
Murphy USA, Inc.	1,959	827,697
Ollie's Bargain Outlet Holdings, Inc. (a)	7,166	790,481
Penske Automotive Group, Inc.	2,160	338,666
Planet Fitness, Inc. - Class A (a)	9,702	883,270
Polaris, Inc.	6,246	398,745
PVH Corp. (b)	5,632	351,212
RH (a)	1,804	358,689
Service Corp. International	16,379	1,317,363
Somnigroup International, Inc. (b)	24,518	2,153,906
Taylor Morrison Home Corp. (a)	11,420	696,049
Texas Roadhouse, Inc.	7,731	1,390,498
Thor Industries, Inc. (b)	6,156	688,672
Toll Brothers, Inc.	11,121	1,606,873
TopBuild Corp. (a)	3,270	1,530,524
Travel + Leisure Co.	7,518	522,802
Vail Resorts, Inc. (b)	4,130	549,579
Valvoline, Inc. (a)(b)	14,852	485,957
VF Corp.	38,330	750,885
Visteon Corp.	3,197	290,479
Whirlpool Corp. (b)	6,568	525,374
Wingstop, Inc.	3,250	862,648
Wyndham Hotels & Resorts, Inc.	8,830	642,736
YETI Holdings, Inc. (a)(b)	9,096	415,778
		43,607,418

Consumer Staples - 4.3%
Albertsons Cos., Inc. - Class A	46,189	769,047
BellRing Brands, Inc. (a)	14,714	365,937
BJ's Wholesale Club Holdings, Inc. (a)	15,390	1,422,652
Boston Beer Co., Inc. - Class A (a)	902	192,685
Casey's General Stores, Inc.	4,347	2,636,455
Celsius Holdings, Inc. (a)	18,670	979,802
Coca-Cola Consolidated, Inc.	6,529	992,800
Coty, Inc. - Class A (a)	42,899	135,990
Darling Ingredients, Inc. (a)	18,483	843,934
elf Beauty, Inc. (a)	6,969	592,295
Flowers Foods, Inc.	24,662	281,887
Ingredion, Inc.	7,424	876,774
Maplebear, Inc. (a)	21,468	797,751
Marzetti Co.	2,378	407,993
Performance Food Group Co. (a)	18,316	1,748,262
Pilgrim's Pride Corp.	4,998	216,763
Post Holdings, Inc. (a)	5,592	572,118
Sprouts Farmers Market, Inc. (a)	11,374	806,530
US Foods Holding Corp. (a)	25,888	2,164,755
		16,804,430

Energy - 4.2%
Antero Midstream Corp.	38,939	732,832
Antero Resources Corp. (a)	34,236	1,245,163
Chord Energy Corp.	6,645	666,095
CNX Resources Corp. (a)	15,466	600,081
DT Midstream, Inc.	11,886	1,497,874
HF Sinclair Corp.	18,268	949,753
Matador Resources Co.	13,644	617,255
Murphy Oil Corp. (b)	15,675	471,661
NOV, Inc.	42,602	781,747
Ovintiv, Inc.	29,231	1,270,672
PBF Energy, Inc. - Class A	9,614	321,684
Permian Resources Corp.	81,093	1,308,030
Range Resources Corp.	27,678	1,047,612
SM Energy Co.	12,770	248,635
TechnipFMC PLC	46,966	2,616,946
Valaris Ltd. (a)	7,562	436,554
Viper Energy, Inc. - Class A	19,675	833,039
Weatherford International PLC (b)	8,380	788,390
		16,434,023

Financials - 15.7%
Affiliated Managers Group, Inc.	3,292	1,030,692
Ally Financial, Inc.	32,739	1,384,205
American Financial Group, Inc.	8,095	1,054,536
Associated Banc-Corp.	19,096	520,557
Bank OZK	12,366	588,127
Brighthouse Financial, Inc. (a)	6,689	428,497
Cadence Bank	21,760	916,314
Carlyle Group, Inc.	30,305	1,781,328
CNO Financial Group, Inc.	11,142	468,521
Columbia Banking System, Inc.	34,938	1,028,575
Comerica, Inc.	14,921	1,323,045
Commerce Bancshares, Inc.	15,107	795,232
Corebridge Financial, Inc.	30,858	951,352
Cullen Frost Bankers, Inc. (b)	7,474	1,030,067
East West Bancorp, Inc.	15,979	1,828,637
Equitable Holdings, Inc.	33,065	1,534,216
Essent Group Ltd.	11,290	710,367
Euronet Worldwide, Inc. (a)	4,574	331,432
Evercore, Inc.	4,526	1,598,900
Federated Hermes, Inc.	8,632	459,913
Fidelity National Financial, Inc.	29,770	1,619,190
First American Financial Corp.	11,911	752,537
First Financial Bankshares, Inc. (b)	15,224	484,428
First Horizon Corp. (b)	56,827	1,391,693
FirstCash Holdings, Inc.	4,542	774,411
Flagstar Bank NA (b)	34,958	462,145
FNB Corp.	41,828	734,081
Glacier Bancorp, Inc. (b)	15,030	761,720
Hamilton Lane, Inc. - Class A (b)	4,780	675,127
Hancock Whitney Corp. (b)	9,776	672,589
Hanover Insurance Group, Inc.	4,167	725,641
Home BancShares, Inc.	21,354	617,131
Houlihan Lokey, Inc.	6,375	1,073,040
International Bancshares Corp. (b)	6,320	440,125
Janus Henderson Group PLC	14,440	694,997
Jefferies Financial Group, Inc.	19,275	1,179,245
Kemper Corp.	6,716	264,678
Kinsale Capital Group, Inc. (b)	2,586	1,023,746
MGIC Investment Corp.	25,670	691,036
Morningstar, Inc.	2,792	564,235
Old National Bancorp	40,618	992,298
Old Republic International Corp.	26,268	1,028,918
Pinnacle Financial Partners, Inc.	17,477	1,661,888
Primerica, Inc.	3,685	969,302
Prosperity Bancshares, Inc.	11,098	765,873
Reinsurance Group of America, Inc.	7,686	1,558,337
RenaissanceRe Holdings Ltd.	5,322	1,499,207
RLI Corp.	10,732	627,071
Ryan Specialty Holdings, Inc. (b)	13,241	639,275
SEI Investments Co.	10,875	955,369
Selective Insurance Group, Inc.	7,068	594,277
Shift4 Payments, Inc. - Class A (a)(b)	7,900	466,416
SLM Corp.	23,714	643,835
SouthState Bank Corp.	11,600	1,187,028
Stifel Financial Corp.	11,902	1,467,517
Texas Capital Bancshares, Inc. (a)(b)	5,334	539,641
UMB Financial Corp.	8,346	1,061,110
United Bankshares, Inc.	16,362	692,603
Unum Group	17,762	1,349,379
Valley National Bancorp (b)	56,012	697,910
Voya Financial, Inc.	11,118	852,306
Webster Financial Corp.	18,612	1,224,111
Western Alliance Bancorp	12,066	1,075,684
WEX, Inc. (a)	4,012	617,447
Wintrust Financial Corp.	7,827	1,154,404
Zions Bancorp	17,244	1,033,088
		60,720,602

Health Care - 8.5%
Avantor, Inc. (a)(b)	79,629	869,549
BioMarin Pharmaceutical, Inc. (a)	22,436	1,268,531
Bio-Rad Laboratories, Inc. - Class A (a)	2,130	625,581
Bruker Corp. (b)	12,960	573,998
Chemed Corp.	1,632	697,092
Cytokinetics, Inc. (a)	14,244	900,078
Dentsply Sirona, Inc.	23,306	290,626
Doximity, Inc. - Class A (a)	16,052	601,468
Elanco Animal Health, Inc. (a)(b)	58,030	1,397,362
Encompass Health Corp.	11,756	1,111,295
Ensign Group, Inc.	6,717	1,153,040
Envista Holdings Corp. (a)	19,210	450,859
Exelixis, Inc. (a)	31,316	1,295,230
Globus Medical, Inc. - Class A (a)	13,014	1,180,109
Haemonetics Corp. (a)	5,472	364,764
Halozyme Therapeutics, Inc. (a)	13,744	985,582
HealthEquity, Inc. (a)	10,068	862,526
Hims & Hers Health, Inc. (a)(b)	24,336	659,262
Illumina, Inc. (a)	17,748	2,570,088
Jazz Pharmaceuticals PLC (a)	7,106	1,168,866
Lantheus Holdings, Inc. (a)	7,750	518,630
LivaNova PLC (a)	6,384	419,493
Masimo Corp. (a)	5,344	733,892
Medpace Holdings, Inc. (a)	2,606	1,517,943
Neurocrine Biosciences, Inc. (a)	11,654	1,585,643
Option Care Health, Inc. (a)	18,540	630,360
Penumbra, Inc. (a)(b)	4,582	1,641,135
Repligen Corp. (a)	6,189	924,451
Roivant Sciences Ltd. (a)	51,176	1,106,425
Sotera Health Co. (a)	24,231	439,066
Tenet Healthcare Corp. (a)	10,202	1,931,035
United Therapeutics Corp. (a)	5,004	2,349,328
		32,823,307

Industrials - 24.7%
AAON, Inc. (b)	7,910	720,285
Acuity, Inc.	3,553	1,098,730
Advanced Drainage Systems, Inc. (b)	8,360	1,271,054
AECOM	15,472	1,491,965
AeroVironment, Inc. (a)(b)	3,721	1,035,889
AGCO Corp.	7,241	821,202
Alaska Air Group, Inc. (a)	13,556	689,051
American Airlines Group, Inc. (a)	77,086	1,025,244
API Group Corp. (a)	43,237	1,797,362
Applied Industrial Technologies, Inc.	4,411	1,148,668
ATI, Inc. (a)	15,772	1,897,372
Avis Budget Group, Inc. (a)(b)	1,984	228,140
Booz Allen Hamilton Holding Corp.	13,998	1,237,703
Brink's Co.	4,859	617,287
BWX Technologies, Inc.	10,683	2,194,609
CACI International, Inc. - Class A (a)	2,587	1,605,440
Carlisle Cos., Inc. (b)	4,807	1,638,658
Carpenter Technology Corp. (b)	5,825	1,851,360
Chart Industries, Inc. (a)	5,171	1,072,155
Clean Harbors, Inc. (a)	5,874	1,526,711
CNH Industrial NV	103,348	1,112,024
Concentrix Corp. (b)	5,166	192,950
Core & Main, Inc. - Class A (a)	22,276	1,188,647
Crane Co.	5,726	1,045,797
Curtiss-Wright Corp.	4,282	2,811,947
Donaldson Co., Inc.	13,371	1,363,040
Dycom Industries, Inc. (a)	3,339	1,216,698
EnerSys	4,314	777,340
Esab Corp.	6,672	807,979
ExlService Holdings, Inc. (a)	18,540	725,841
Exponent, Inc.	5,840	419,721
Flowserve Corp.	14,665	1,146,070
Fluor Corp. (a)	18,828	869,665
Fortune Brands Innovations, Inc.	14,030	759,023
FTI Consulting, Inc. (a)	3,477	607,328
GATX Corp. (b)	4,176	759,656
Genpact Ltd. (b)	18,734	826,169
Graco, Inc.	19,364	1,691,058
GXO Logistics, Inc. (a)	13,376	756,948
Hexcel Corp.	9,306	770,630
ITT, Inc.	9,805	1,787,451
KBR, Inc.	14,839	635,258
Kirby Corp. (a)(b)	6,223	732,198
Knight-Swift Transportation Holdings, Inc.	18,968	1,045,137
Kratos Defense & Security Solutions, Inc. (a)	19,724	2,031,769
Landstar System, Inc.	4,012	599,232
Lincoln Electric Holdings, Inc.	6,343	1,683,115
MasTec, Inc. (a)	7,164	1,722,799
Maximus, Inc.	6,592	622,548
Middleby Corp. (a)	5,424	798,250
MSA Safety, Inc.	4,305	762,631
MSC Industrial Direct Co., Inc. - Class A	5,354	451,556
Mueller Industries, Inc.	12,964	1,764,919
Nextpower, Inc. - Class A (a)	17,340	2,030,341
nVent Electric PLC	18,850	2,116,101
Oshkosh Corp.	7,394	1,063,405
Owens Corning (b)	9,478	1,135,844
Parsons Corp. (a)(b)	6,226	436,194
Paylocity Holding Corp. (a)	5,156	695,957
RB Global, Inc. (b)	21,694	2,463,788
RBC Bearings, Inc. (a)	3,685	1,841,284
Regal Rexnord Corp.	7,756	1,252,594
Ryder System, Inc.	4,721	903,033
Saia, Inc. (a)	3,126	1,046,804
Science Applications International Corp. (b)	5,384	547,876
Sensata Technologies Holding PLC	17,016	588,583
Simpson Manufacturing Co., Inc.	4,844	856,322
SPX Technologies, Inc. (a)	5,749	1,198,149
StandardAero, Inc. (a)	16,206	500,603
Sterling Infrastructure, Inc. (a)	3,595	1,286,686
Terex Corp.	7,672	437,304
Tetra Tech, Inc.	30,530	1,149,760
Timken Co.	7,404	689,979
Toro Co.	11,440	1,046,760
TransUnion	22,689	1,792,885
Trex Co., Inc. (a)(b)	12,530	518,993
UFP Industries, Inc.	6,810	703,337
UL Solutions, Inc.	8,634	606,366
Valmont Industries, Inc.	2,308	1,028,352
Watsco, Inc. (b)	4,089	1,580,194
Watts Water Technologies, Inc. - Class A (b)	3,207	959,887
WESCO International, Inc.	5,685	1,645,410
Woodward, Inc.	7,009	2,227,741
XPO Logistics, Inc. (a)	13,720	2,032,069
		95,836,880

Information Technology - 13.9%
Allegro MicroSystems, Inc. (a)	14,486	534,678
Amkor Technology, Inc.	13,288	642,209
Appfolio, Inc. - Class A (a)	2,700	512,676
Arrow Electronics, Inc. (a)	6,028	798,650
ASGN, Inc. (a)	4,997	260,294
Avnet, Inc.	9,508	593,204
Belden, Inc.	4,599	540,429
Bentley Systems, Inc. - Class B (b)	17,397	610,983
BILL Holdings, Inc. (a)	10,414	449,572
Blackbaud, Inc. (a)	4,294	230,588
Ciena Corp. (a)	16,289	4,101,733
Cirrus Logic, Inc. (a)	5,968	777,869
Cognex Corp.	19,582	758,607
Coherent Corp. (a)	18,365	3,896,686
Commvault Systems, Inc. (a)	5,156	441,869
Crane NXT Co. (b)	5,770	291,500
Docusign, Inc. (a)	23,492	1,234,270
Dolby Laboratories, Inc. - Class A	7,152	459,087
Dropbox, Inc. - Class A (a)	20,013	509,931
Dynatrace, Inc. (a)	35,212	1,341,225
Entegris, Inc.	17,713	2,091,374
Fabrinet (a)	4,189	2,050,264
Flex Ltd. (a)	42,935	2,706,622
Guidewire Software, Inc. (a)	9,935	1,398,451
IPG Photonics Corp. (a)(b)	2,952	272,794
Kyndryl Holdings, Inc. (a)	26,702	614,146
Lattice Semiconductor Corp. (a)	15,976	1,286,388
Littelfuse, Inc.	2,918	944,732
Lumentum Holdings, Inc. (a)	8,234	3,226,411
MACOM Technology Solutions Holdings, Inc. (a)	7,490	1,640,759
Manhattan Associates, Inc. (a)(b)	7,048	1,064,318
MKS, Inc.	7,850	1,847,969
Novanta, Inc. (a)(b)	4,180	562,377
Nutanix, Inc. - Class A (a)	31,629	1,243,969
Okta, Inc. (a)	19,675	1,662,144
Onto Innovation, Inc. (a)	5,728	1,157,342
Pegasystems, Inc.	10,712	468,007
Pure Storage, Inc. (a)	36,460	2,535,428
Qualys, Inc. (a)	4,190	552,661
Rambus, Inc. (a)	12,580	1,431,981
Silicon Laboratories, Inc. (a)	3,844	547,578
Synaptics, Inc. (a)	4,564	376,576
TD Synnex Corp.	8,742	1,387,093
Twilio, Inc. - Class A (a)	17,596	2,119,614
UiPath, Inc. - Class A (a)(b)	48,684	612,932
Universal Display Corp.	5,176	594,308
Vontier Corp.	16,946	635,475
		54,017,773

Materials - 5.6%
Alcoa Corp.	30,252	1,718,616
AptarGroup, Inc.	7,667	957,992
Ashland, Inc.	5,344	326,839
Avient Corp.	10,702	386,877
Axalta Coating Systems Ltd. (a)	24,918	836,746
Cabot Corp.	6,226	449,455
Cleveland-Cliffs, Inc. (a)	66,529	915,439
Commercial Metals Co.	12,960	996,235
Crown Holdings, Inc.	13,153	1,376,856
Eagle Materials, Inc.	3,750	764,288
Graphic Packaging Holding Co. (b)	34,472	505,015
Greif, Inc. - Class A	3,062	216,238
Hecla Mining Co.	77,340	1,741,697
Knife River Corp. (a)(b)	6,622	444,800
Louisiana-Pacific Corp.	7,404	620,011
MP Materials Corp. (a)(b)	15,738	924,922
NewMarket Corp.	922	618,468
Olin Corp.	13,332	277,439
Reliance, Inc.	6,107	2,012,257
Royal Gold, Inc.	9,468	2,493,019
RPM International, Inc.	14,979	1,602,154
Scotts Miracle-Gro Co.	5,206	334,329
Silgan Holdings, Inc.	10,246	442,115
Sonoco Products Co. (b)	11,524	553,152
Westlake Chemical Corp.	3,898	309,189
		21,824,148

Real Estate - 0.5%
Jones Lang LaSalle, Inc. (a)	5,522	1,976,379

Utilities - 3.3%
Black Hills Corp.	8,660	632,007
Essential Utilities, Inc.	33,054	1,282,165
IDACORP, Inc. (b)	6,320	839,233
National Fuel Gas Co. (b)	10,564	884,735
New Jersey Resources Corp.	11,732	580,499
Northwestern Energy Group, Inc.	7,181	487,303
OGE Energy Corp.	23,534	1,027,965
ONE Gas, Inc.	7,018	558,352
Ormat Technologies, Inc. (b)	7,106	887,824
Portland General Electric Co.	13,076	657,069
Southwest Gas Holdings, Inc.	7,514	622,309
Spire, Inc.	6,897	582,727
Talen Energy Corp. (a)	5,340	1,860,242
TXNM Energy, Inc.	11,251	662,909
UGI Corp. (b)	25,098	1,006,681
		12,572,020
TOTAL COMMON STOCKS (Cost $337,282,136)		362,788,701

REAL ESTATE INVESTMENT TRUSTS - 6.5%	Shares	Value
Financials - 0.7%
Annaly Capital Management, Inc.	79,310	1,824,923
Starwood Property Trust, Inc.	40,660	729,034
		2,553,957

Real Estate - 5.8%
Agree Realty Corp.	13,237	956,108
American Homes 4 Rent - Class A	38,077	1,192,572
Brixmor Property Group, Inc.	35,750	957,742
COPT Defense Properties	13,198	406,630
Cousins Properties, Inc.	19,622	495,259
CubeSmart	26,638	999,724
EastGroup Properties, Inc.	6,233	1,132,162
EPR Properties	8,900	482,736
Equity LifeStyle Properties, Inc.	22,645	1,430,485
First Industrial Realty Trust, Inc.	15,466	897,492
Gaming and Leisure Properties, Inc.	33,052	1,479,077
Healthcare Realty Trust, Inc.	41,064	689,465
Independence Realty Trust, Inc.	27,824	464,661
Kilroy Realty Corp. (b)	12,718	438,517
Kite Realty Group Trust	25,290	594,062
Lamar Advertising Co. - Class A (b)	10,149	1,302,218
National Storage Affiliates Trust	8,276	263,260
NNN REIT, Inc.	22,182	924,324
Omega Healthcare Investors, Inc.	34,517	1,514,606
Park Hotels & Resorts, Inc.	23,356	255,281
PotlatchDeltic Corp.	8,316	347,027
Rayonier, Inc. (b)	17,794	404,635
Rexford Industrial Realty, Inc.	26,807	1,086,488
Sabra Health Care REIT, Inc.	28,608	535,828
STAG Industrial, Inc.	21,810	818,093
Vornado Realty Trust	18,840	600,619
WP Carey, Inc.	25,594	1,785,181
		22,454,252
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $24,705,891)		25,008,209

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.2%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.77% (c)	39,710,152	39,710,152
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $39,710,152)		39,710,152

TOTAL INVESTMENTS - 110.2% (Cost $401,698,179)		427,507,062
Liabilities in Excess of Other Assets - (10.2)%		(39,547,098)
TOTAL NET ASSETS - 100.0%		$387,959,964

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $38,514,972.
(c)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Pacer Trendpilot® US Mid Cap ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$362,788,701	$–	$–	$362,788,701
Real Estate Investment Trusts	25,008,209	–	–	25,008,209
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	39,710,152
Total Investments	$387,796,910	$–	$–	$427,507,062

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $39,710,152 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.